Redeemable Convertible Preferred and Common Stock - Redeemable Convertible Preferred Stock (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Shares Authorized (in shares)	0	131,411,372	4,421,633
Shares Issued (in shares)	0	88,434,754	4,384,348
Shares Outstanding (in shares)	0	88,434,754	4,384,348
Liquidation Amount	$ 0	$ 41,791	$ 40,272,000
Carrying Amount	$ 0	$ 39,225,000	$ 40,016,000
Series Seed Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Issue Price per share			$ 1.45
Shares Authorized (in shares)			2,068,201
Shares Issued (in shares)			2,068,201
Shares Outstanding (in shares)			2,068,201
Liquidation Amount			$ 3,000,000
Carrying Amount			$ 2,911,000
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Issue Price per share			$ 16.09
Shares Authorized (in shares)			2,353,432
Shares Issued (in shares)			2,316,147
Shares Outstanding (in shares)			2,316,147
Liquidation Amount			$ 37,272,000
Carrying Amount			$ 37,105,000
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Issue Price per share		$ 0.47
Shares Authorized (in shares)		131,411,372
Shares Issued (in shares)		88,434,754
Shares Outstanding (in shares)		88,434,754
Liquidation Amount		$ 41,791,000
Carrying Amount		$ 39,225,000